Credit Facilities	6 Months Ended
Jun. 30, 2025
Text block [abstract]
Credit Facilities
16.	Credit Facilities

16.1.	Sustainability-Linked Revolving Credit Facility
As at June 30, 2025, the Company’s unsecured $2.0 billion revolving credit facility remained undrawn. The maturity was extended by an additional year to June 30, 2030, and a $500 million accordion feature was added. The facility includes sustainability-linked features and a financial covenant requiring a capitalization ratio
≤
0.60:1, with which the Company was in compliance as at June 30, 2025 and 2024. Interest on drawn amounts is based on the Company’s leverage ratio at SOFR + 1.10% to 2.15%. The standby fee was 0.1966% (2024 – 0.20%).
The Revolving Facility, which is classified as a financial liability and reported at amortized cost using the effective interest method, can be drawn down at any time to finance acquisitions, investments or for general corporate purposes. In connection with the Revolving Facility, there is $5 million unamortized debt issue costs which have been recorded as a long-term asset under the classification Other (see Note 24).

16.2.	Lease Liabilities
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

(in thousands)	June 30 2025	December 31 2024

Current portion	$566	$262

Long-term portion	7,682	4,909

Total lease liabilities	$8,248	$5,171
The maturity analysis, on an undiscounted basis, of these leases is as follows:

(in thousands)	June 30 2025

Not later than 1 year	$986

Later than 1 year and not later than 5 years	3,657

Later than 5 years	6,010

Total lease liabilities	$10,653

16.3.	Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2025	2024	2025	2024

Costs related to undrawn credit facilities	16.1	$1,317	$1,340	$2,667	$2,677

Interest expense - lease liabilities	16.2	110	72	201	145

Letters of guarantee		-	(113)	-	(81)

Total finance costs		$1,427	$1,299	$2,868	$2,741